United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 8/31/2010

Date of Reporting Period: Six months ended 2/28/10

Item 1.	Reports to Stockholders

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006 [1]
Net Asset Value, Beginning of Period	$9.97	$10.14	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.22	0.36	0.47	0.46	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	0.14	0.29	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.50	0.76	0.54	0.18
Less Distributions:
Distributions from net investment income	(0.22)	(0.38)	(0.45)	(0.46)	(0.43)
Distributions from net realized gain on investments and futures contracts	(0.20)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.67)	(0.45)	(0.46)	(0.43)
Net Asset Value, End of Period	$10.10	$9.97	$10.14	$9.83	$9.75
Total Return[2]	5.65%	5.28%	7.85%	5.69%	1.90%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.31%	0.30%
Net investment income	4.20%[3]	3.62%	4.66%	4.73%	4.65%
Expense waiver/reimbursement[4]	5.62%[3]	3.18%	2.26%	1.58%	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,155	$8,502	$50	$4,926	$5,186
Portfolio turnover	63%	205%	50%	51%	220%
1	The date of initial investment was September 2, 2005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2010	Year Ended August 31,
		2009	2008	2007	2006 [1]
Net Asset Value, Beginning of Period	$9.97	$10.14	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.20	0.36	0.43	0.44	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.34	0.12	0.31	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.48	0.74	0.52	0.16
Less Distributions:
Distributions from net investment income	(0.21)	(0.36)	(0.43)	(0.44)	(0.41)
Distributions from net realized gain on investments and futures contracts	(0.20)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(0.41)	(0.65)	(0.43)	(0.44)	(0.41)
Net Asset Value, End of Period	$10.10	$9.97	$10.14	$9.83	$9.75
Total Return[2]	5.51%	5.03%	7.58%	5.43%	1.64%
Ratios to Average Net Assets:
Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%
Net investment income	4.09%[3]	3.82%	4.24%	4.48%	4.40%
Expense waiver/reimbursement[4]	6.04%[3]	4.08%	2.26%	1.59%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,443	$1,522	$9,116	$18,887	$23,261
Portfolio turnover	63%	205%	50%	51%	220%
1	The date of initial investment was September 2, 2005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2009	Ending Account Value 2/28/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,056.50	$1.53
Institutional Service Shares	$1,000	$1,055.10	$2.80
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,022.07	$2.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Institutional Service Shares	0.55%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 28, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	46.6%
U.S. Treasury Securities	41.7%
Collateralized Mortgage Obligations	3.5%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	7.8%
Other Assets and Liabilities — Net[4]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 46.6%
		Basic Industry — Chemicals – 1.4%
$25,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	30,213
25,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	27,007
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,491
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	37,113
		TOTAL	115,824
		Basic Industry — Metals & Mining – 1.6%
20,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	23,496
50,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	57,541
50,000		Barrick Gold Corp., 6.95%, 4/1/2019	57,422
		TOTAL	138,459
		Basic Industry — Paper – 0.3%
25,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	28,365
		Capital Goods — Aerospace & Defense – 0.8%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,272
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	51,000
		TOTAL	71,272
		Capital Goods — Building Materials – 0.6%
50,000		RPM International, Inc., 6.50%, 2/15/2018	52,758
		Capital Goods — Construction Machinery – 0.3%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	29,278
		Capital Goods — Diversified Manufacturing – 2.0%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,137
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,593
50,000		Harsco Corp., 5.75%, 5/15/2018	49,934
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	11,039
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	56,930
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	30,600
		TOTAL	175,233
		Capital Goods — Environmental – 0.7%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	58,499
		Communications — Media & Cable – 1.9%
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	50,172
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	56,016
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	53,047
		TOTAL	159,235
		Communications — Media Noncable – 0.4%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	29,591
		Communications — Telecom Wireless – 0.9%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	27,219
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,749
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	43,052
		TOTAL	81,020
		Communications — Telecom Wirelines – 1.7%
25,000		AT&T, Inc., 6.70%, 11/15/2013	28,495
10,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	10,296
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	21,224
25,000		Rogers Communications, Inc., 6.80%, 8/15/2018	28,392
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	31,756
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	27,385
		TOTAL	147,548
		Consumer Cyclical — Automotive – 1.2%
50,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	52,010
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	51,828
		TOTAL	103,838
		Consumer Cyclical — Entertainment – 0.3%
25,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	28,464
		Consumer Cyclical — Retailers – 0.4%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	21,493
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	9,900
		TOTAL	31,393
		Consumer Non-Cyclical — Food/Beverage – 1.4%
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	10,658
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	43,753
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,753
10,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	10,968
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	27,112
10,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	9,885
		TOTAL	124,129
		Consumer Non-Cyclical — Health Care – 1.4%
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	54,931
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$35,000		Covidien International Finance SA, 5.45%, 10/15/2012	38,452
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	26,746
		TOTAL	120,129
		Consumer Non-Cyclical — Supermarkets – 1.0%
25,000		Kroger Co., 5.00%, 4/15/2013	26,827
50,000		Kroger Co., 7.50%, 1/15/2014	58,097
		TOTAL	84,924
		Consumer Non-Cyclical — Tobacco – 1.3%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	55,587
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	53,999
		TOTAL	109,586
		Energy — Independent – 0.9%
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	54,110
20,000		Devon Energy Corp., 6.30%, 1/15/2019	22,565
		TOTAL	76,675
		Energy — Integrated – 0.3%
23,338	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	24,125
		Energy — Refining – 0.7%
50,000		Valero Energy Corp., 9.375%, 3/15/2019	60,205
		Financial Institution — Banking – 3.3%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	47,372
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,279
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	56,335
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,641
50,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	53,632
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	20,772
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	51,981
		TOTAL	285,012
		Financial Institution — Brokerage – 3.1%
25,000		BlackRock, Inc., 6.25%, 9/15/2017	27,534
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,113
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	21,716
100,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	104,956
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	10,022
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	9,862
20,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	22,228
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	56,879
		TOTAL	269,310
		Financial Institution — Finance Noncaptive – 2.8%
25,000		American Express Co., 4.875%, 7/15/2013	26,121
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	30,152
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	49,781
60,000		Capital One Capital IV, 6.745%, 2/17/2037	50,400
25,000		Capital One Capital V, 10.25%, 8/15/2039	28,347
40,000		General Electric Capital Corp., 5.625%, 5/1/2018	41,194
10,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	11,036
		TOTAL	237,031
		Financial Institution — Insurance — Health – 0.8%
40,000		Aetna US Healthcare, 5.75%, 6/15/2011	42,106
25,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	27,047
		TOTAL	69,153
		Financial Institution — Insurance — Life – 2.5%
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	48,863
50,000		MetLife, Inc., Sr. Unsecd. Note, (Series A), 6.817%, 8/15/2018	55,205
50,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	53,314
50,000		Prudential Financial, Inc., 5.15%, 1/15/2013	53,281
		TOTAL	210,663
		Financial Institution — Insurance — P&C – 2.1%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,278
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	54,695
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	30,364
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	25,819
10,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	10,984
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,727
		TOTAL	176,867
		Financial Institution — REITs – 1.0%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	18,706
15,000		Liberty Property LP, 6.625%, 10/1/2017	15,438
50,000		Simon Property Group LP, 6.75%, 5/15/2014	55,466
		TOTAL	89,610
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Sovereign – 0.7%
$50,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	58,638
		Technology – 1.8%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	16,779
50,000		Harris Corp., 5.95%, 12/1/2017	53,913
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,215
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	54,435
		TOTAL	152,342
		Transportation — Railroads – 0.6%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,783
25,000		Union Pacific Corp., 4.875%, 1/15/2015	26,553
		TOTAL	53,336
		Transportation — Services – 0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	43,764
		Utility — Electric – 2.7%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	27,218
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	22,255
20,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	22,020
1,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,069
15,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	15,459
41,635	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	46,427
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	21,306
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,642
25,000		Union Electric Co., 6.00%, 4/1/2018	26,950
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	38,351
		TOTAL	231,697
		Utility — Natural Gas Distributor – 0.8%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,722
25,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	32,456
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,638
		TOTAL	70,816
		Utility — Natural Gas Pipelines – 2.4%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	54,510
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	43,708
20,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	24,372
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	26,988
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	57,084
		TOTAL	206,662
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,722,688)	4,005,451
		Collateralized Mortgage Obligations – 3.5%
		Commercial Mortgage – 3.5%
100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.149%, 4/15/2041	101,138
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	102,736
100,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	93,426
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $232,808)	297,300
		U.S. Treasury – 41.7%
300,000		United States Treasury Note, 2.125%, 11/30/2014	299,215
500,000		United States Treasury Note, 2.25%, 1/31/2015	499,629
2,000,000		United States Treasury Note, 2.625%, 12/31/2014	2,036,406
750,000		United States Treasury Note, 3.125%, 1/31/2017	754,336
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,545,479)	3,589,586
		MUTUAL FUND – 7.8%
669,433	[3,4]	Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	669,433
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $8,170,408)[5]	8,561,770
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	35,781
		TOTAL NET ASSETS — 100%	$8,597,551
Semi-Annual Shareholder Report

At February 28, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 2-Year Short Futures	5	$1,087,188	June 2010	$(3,370)
[7]United States Treasury Notes 30-Year Short Futures	6	$706,125	June 2010	$(8,690)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(12,060)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $515,114, which represented 6.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2010, these liquid restricted securities amounted to $515,114, which represented 6.0% of total net assets.
3	Affiliated company.
4	7-Day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$4,005,451	$ —	$4,005,451
Collateralized Mortgage Obligations	—	297,300	—	297,300
U.S. Treasury	—	3,589,586	—	3,589,586
Mutual Fund	669,433	—	—	669,433
TOTAL SECURITIES	$669,433	$7,892,337	$ —	$8,561,770
OTHER FINANCIAL INSTRUMENTS*	$(12,060)	$ —	$ —	$(12,060)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs — Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2010 (unaudited)

Assets:
Total investments in securities, at value including $669,433 of investments in an affiliated issuer (Note 5) (identified cost $8,170,408)		$8,561,770
Restricted cash (Note 2)		17,400
Income receivable		70,620
Receivable for shares sold		256
Prepaid expenses		437
TOTAL ASSETS		8,650,483
Liabilities:
Payable for shares redeemed	$86
Income distribution payable	11,200
Payable for daily variation margin	5,125
Payable for Directors'/Trustees' fees	124
Payable for transfer and dividend disbursing agent fees and expenses	7,570
Payable for shareholder services fee (Note 5)	231
Payable for auditing fees	11,622
Payable for share registration costs	9,108
Payable for portfolio accounting fees	7,866
TOTAL LIABILITIES		52,932
Net assets for 851,022 shares outstanding		$8,597,551
Net Assets Consist of:
Paid-in capital		$8,233,601
Net unrealized appreciation of investments and futures contracts		379,302
Accumulated net realized loss on investments and futures contracts		(17,514)
Undistributed net investment income		2,162
TOTAL NET ASSETS		$8,597,551
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,155,015 ÷ 708,232 shares outstanding, no par value, unlimited shares authorized		$10.10
Institutional Service Shares:
$1,442,536 ÷ 142,790 shares outstanding, no par value, unlimited shares authorized		$10.10

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended February 28, 2010 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$826
Interest			154,427
TOTAL INCOME			155,253
Expenses:
Investment adviser fee (Note 5)		$13,684
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		3,739
Transfer and dividend disbursing agent fees and expenses		15,247
Directors'/Trustees' fees		1,180
Auditing fees		11,654
Legal fees		3,071
Portfolio accounting fees		35,299
Shareholder services fee — Institutional Service Shares (Note 5)		1,494
Account administration fee — Institutional Service Shares		355
Share registration costs		16,488
Printing and postage		8,562
Insurance premiums		2,163
Miscellaneous		450
TOTAL EXPENSES		207,606
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(13,684)
Waiver of administrative personnel and services fee	(17,322)
Reimbursement of other operating expenses	(164,320)
TOTAL WAIVERS AND REIMBURSEMENTS		$(195,326)
Net expenses			$12,280
Net investment income			142,973
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			110,398
Net realized loss on futures contracts			(33,295)
Net change in unrealized appreciation of investments			144,809
Net change in unrealized depreciation of futures contracts			11,734
Net realized and unrealized gain on investments and futures contracts			233,646
Change in net assets resulting from operations			$376,619

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2010	Year Ended 8/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$142,973	$409,097
Net realized gain on investments and futures contracts	77,103	20,135
Net change in unrealized appreciation/depreciation of investments and futures contracts	156,543	375,003
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	376,619	804,235
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(115,551)	(225,664)
Institutional Service Shares	(31,326)	(177,794)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(81,198)	(69,953)
Institutional Service Shares	(29,444)	(226,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(257,519)	(699,849)
Share Transactions:
Proceeds from sale of shares	5,481,024	18,680,295
Net asset value of shares issued to shareholders in payment of distributions declared	167,011	482,965
Cost of shares redeemed	(7,193,148)	(18,410,225)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,545,113)	753,035
Change in net assets	(1,426,013)	857,421
Net Assets:
Beginning of period	10,023,564	9,166,143
End of period (including undistributed net investment income of $2,162 and $6,066, respectively)	$8,597,551	$10,023,564

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

February 28, 2010 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Semi-Annual Shareholder Report may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, which is shown as “Restricted cash” in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$12,060*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(33,295)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$11,734
Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	544,200	$5,475,746	1,909,530	$18,564,078
Shares issued to shareholders in payment of distributions declared	13,328	134,043	25,404	248,341
Shares redeemed	(701,758)	(7,055,081)	(1,087,404)	(10,757,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(144,230)	$(1,445,292)	847,530	$8,055,397
	Six Months Ended 2/28/2010		Year Ended 8/31/2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	523	$5,278	11,894	$116,217
Shares issued to shareholders in payment of distributions declared	3,286	32,968	23,964	234,624
Shares redeemed	(13,611)	(138,067)	(782,688)	(7,653,203)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(9,802)	$(99,821)	(746,830)	$(7,302,362)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(154,032)	$(1,545,113)	100,700	$753,035
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION

At February 28, 2010, the cost of investments for federal tax purposes was $8,170,408. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized depreciation resulting from futures contracts, was $391,362. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $415,465 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,103.

At August 31, 2009, the Fund had a capital loss carryforward of $4,710 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 28, 2010, the Adviser voluntarily waived $13,232 of its fee and voluntarily reimbursed $164,320 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2010, FAS waived $17,322 of its fee. The net fee paid to FAS was 2.248% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund Semi-Annual Shareholder Report may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended
February 28, 2010, the Fund's Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) October 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2010, the Adviser reimbursed $452. Transactions with affiliated companies during the six months ended February 28, 2010, were as follows:

Affiliates	Balance of Shares Held 8/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	898,227	7,050,028	7,278,822	669,433	$669,433	$826

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2010, were as follows:

Purchases	$59,614
Sales	$1,680,014

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2010, there were no outstanding loans. During the six months ended February 28, 2010, the program was not utilized.

Semi-Annual Shareholder Report

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving another Federated Fund. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though, the other Federated Fund noted above could potentially receive a recovery in the action alleging excessive advisory fees). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Intermediate Government/Corporate Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

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Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak, Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue, Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak,
Principal Financial Officer

Date June 22, 2010